Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	Gelesis Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001805087
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1